OTHER CURRENT LIABILITIES OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

(in thousands of $)	2014	2013
Deferred charter revenue	4,868	3,744
Prepaid charter income	3,114	822
Employee taxes	899	773
Other	211	209
	9,092	5,548